Federated Government Ultrashort Duration Fund
A Portfolio of Federated Institutional Trust
CLASS A SHARES (TICKER FGUAX)
INSTITUTIONAL SHARES (TICKER FGUSX)
SERVICE SHARES (TICKER FEUSX)
CLASS R6 SHARES (TICKER FGULX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED OCTOBER 31, 2017
Under the section entitled “Fund Summary Information,” please add the following to the end of the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“If you purchase the Fund's Institutional, Service or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”
July 3, 2017
Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453887 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.